INCOME TAXES	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
INCOME TAXES

18. INCOME TAXES

The Company’s effective income tax rate related to continuing operations varied from the maximum federal income tax rate as follows:

	For The Year Ended December 31,
	2021	2020	2019
		(Recast)	(Recast)
Statutory federal income tax rate applied to pre-tax income	21.0%	21.0%	21.0%
State income taxes	0.2	(0.4)	0.5
Investment income not subject to tax	(5.1)	(3.6)	(2.1)
Prior period adjustments	0.5	(0.7)	0.1
Goodwill impairment	7.3	—	—
Other	(0.7)	(0.9)	(1.0)
	23.2%	15.4%	18.5%

The annual provision for federal income tax in these financial statements differs from the annual amounts of income tax expense reported in the respective income tax returns. Certain significant revenues and expenses are appropriately reported in different years with respect to the financial statements and the tax returns.

18. INCOME TAXES – (Continued)

The components of the Company’s income tax are as follows:

	For The Year Ended December 31,
	2021	2020	2019
		(Recast)	(Recast)
	(Dollars In Millions)
Current income tax expense (benefit):
Federal	$129	$123	$378
State	3	(5)	9
Total current	$132	$118	$387
Deferred income tax expense (benefit):
Federal	$(44)	$(79)	$(284)
State	(2)	4	(6)
Total deferred	$(46)	$(75)	$(290)

The components of the Company’s net deferred income tax liability are as follows:

	As of December 31,
	2021	2020
		(Recast)
	(Dollars In Millions)
Deferred income tax assets:
Loss and credit carryforwards	$168	$146
Deferred compensation	51	54
Deferred policy acquisition costs	67	143
Valuation allowance	(10)	(9)
	276	334
Deferred income tax liabilities:
Premium receivables and policy liabilities	200	250
VOBA and other intangibles	552	582
Invested assets (other than unrealized gains (losses))	264	283
Net unrealized gains on investments	640	945
Other	48	53
	1,704	2,113
Net deferred income tax liability	$(1,428)	$(1,779)

The deferred tax assets reported above include certain deferred tax assets related to nonqualified deferred compensation and other employee benefit liabilities that were assumed by AXA and they were not acquired by the Company in connection with the acquisition of MONY. The future tax deductions stemming from these liabilities will be claimed by the Company on MONY’s tax returns in its post-acquisition periods. These deferred tax assets have been estimated as of the December 31, 2021 reporting date based on all available information. However, it is possible that these estimates may be adjusted in future reporting periods based on actuarial changes to the projected future payments associated with these liabilities. Any such adjustments will be recognized by the Company as an adjustment to income tax expense during the period in which they are realized.

The CARES Act, as described in Note 8, Commercial Mortgage Loans, includes tax provisions relevant to businesses. The income tax related impacts of the CARES Act are not material to the Company’s consolidated financial statements for the year ended December 31, 2021.

18. INCOME TAXES – (Continued)

In management’s judgment, the gross deferred income tax asset as of December 31, 2021 will more likely than not be fully realized. The Company has recognized a valuation allowance of $10 million and $9 million as of December 31, 2021 and 2020, respectively, related to certain intercompany non-life federal NOL’s and state-based future deductible temporary differences that it has determined are more likely than not to expire unutilized. This resulting unfavorable change of $1 million, before the federal benefit of state income taxes, increased income tax expense in 2021 by the same amount.

At December 31, 2021, the Company has intercompany loss carryforwards of $758 million that are available to offset future taxable income of certain non-life subsidiaries under the terms of the tax sharing agreement with PLC. Approximately $23 million of these loss carryforwards will expire between 2036 and 2038 and the remaining loss carryforwards of $735 million have no expiration.

At December 31, 2020, the Company had intercompany loss carryforwards of $658 million that was available to offset future taxable income of certain non-life subsidiaries under the terms of the tax sharing agreement with PLC. $28 million of these loss carryforwards will expire between 2036 and 2037 and the remaining loss carryforwards of $630 million have no expiration.

Included in the deferred income tax assets above are approximately $10 million in state net operating loss carryforwards attributable to certain jurisdictions, which are available to offset future taxable income in the respective state jurisdictions, expiring between 2022 and 2041.

As of December 31, 2021 and 2020, some of the Company’s fixed maturities were reported at an unrealized loss, although the net amount is an unrealized gain as of December 31, 2021. If the Company were to realize a tax-basis net capital loss for a year, then such loss could not be deducted against that year’s other taxable income. However, such a loss could be carried back and forward against any prior year or future year tax-basis net capital gains. Therefore, the Company has relied upon a prudent and feasible tax-planning strategy regarding its fixed maturities that were reported at an unrealized loss. The Company has the ability and the intent to either hold such fixed maturities to maturity, thereby avoiding a realized loss, or to generate an offsetting realized gain from unrealized gain fixed maturities if such unrealized loss fixed maturities are sold at a loss prior to maturity.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	As of December 31,
	2021	2020	2019

	(Dollars In Millions)
Balance, beginning of period	$2	$2	$7
Additions for tax positions of the current year	—	—	—
Additions for tax positions of prior years	—	—	—
Reductions of tax positions of prior years:
Changes in judgment	—	—	—
Settlements during the period	—	—	(5)
Lapses of applicable statute of limitations	(2)	—	—
Balance, end of period	$—	$2	$2

Included in the end of period balances above, there were no unrecognized tax benefits for which the ultimate deductibility is certain but for which there is uncertainty about the timing of such deductions. The total amount of unrecognized tax benefits, if recognized, that would affect the effective income tax rate is none, $2 million, and $2 million, for the years ended December 31, 2021, 2020, and 2019, respectively.

18. INCOME TAXES – (Continued)

Any accrued interest related to the unrecognized tax benefits and other accrued income taxes have been included in income tax expense. There were no amounts included in any period ending in 2021, 2020, or 2019, as PLC maintains responsibility for the interest on unrecognized tax benefits.

The lapse of the 2017 statute of limitations is the reason for the reductions in the unrecognized tax benefits shown in the above chart. In general, the Company is no longer subject to income tax examinations by taxing authorities for tax years that began before 2018.

Due to IRS adjustments to the Company’s 2014 through 2016 reported taxable income, the Company has amended certain of its 2014 through 2016 state income tax returns. Such amendments will cause such years to remain open, pending the states’ acceptances of the returns.